Pension and Other Postretirement Benefits, Pension changes in PBO and plan assets (Details) - Pension Plan [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
U.S. [Member]
Change in benefit obligation: [Roll Forward]
Benefit obligation, beginning of period	$ 1,916	$ 2,039
Service cost	48	60	$ 63
Interest cost	48	36	53
Actuarial loss (gain)	(356)	(29)
Plan amendments	0	0
Benefits paid	(56)	(71)
Participant contributions	0	0
Settlement	(460)	(119)
Foreign exchange effects	0	0
Benefit obligation, end of period	1,140	1,916	2,039
Change in plan assets: [Roll Forward]
Fair value of plan assets, beginning of period	1,743	1,548
Actual return on plan assets	(206)	229
Company contributions	0	156
Benefits paid	(56)	(71)
Participant contributions	0	0
Settlement	(460)	(119)
Foreign exchange effects	0	0
Fair value of plan assets, end of period	1,021	1,743	1,548
Funded status of continuing operations [Abstract]
Funded status of continuing operations, end of period	(119)	(173)
Non-U.S. [Member]
Change in benefit obligation: [Roll Forward]
Benefit obligation, beginning of period	1,924	2,159
Service cost	35	42	46
Interest cost	26	20	21
Actuarial loss (gain)	(523)	(107)
Plan amendments	4	1
Benefits paid	(51)	(50)
Participant contributions	1	2
Settlement	(6)	(8)
Foreign exchange effects	(134)	(135)
Benefit obligation, end of period	1,276	1,924	2,159
Change in plan assets: [Roll Forward]
Fair value of plan assets, beginning of period	1,082	1,168
Actual return on plan assets	(275)	(29)
Company contributions	58	62
Benefits paid	(51)	(50)
Participant contributions	1	2
Settlement	(6)	(8)
Foreign exchange effects	(76)	(63)
Fair value of plan assets, end of period	733	1,082	$ 1,168
Funded status of continuing operations [Abstract]
Funded status of continuing operations, end of period	$ (543)	$ (842)